Stockholders' Equity - Additional Information (Detail) - USD ($)				1 Months Ended							2 Months Ended	3 Months Ended	12 Months Ended
	Apr. 06, 2017	Oct. 15, 2015	Oct. 14, 2015	Mar. 30, 2017	Dec. 21, 2016	Mar. 30, 2016	Feb. 15, 2016	Jan. 31, 2016	Nov. 17, 2015	Oct. 18, 2012	Feb. 29, 2016	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 15, 2015	Apr. 29, 2013
Stockholders Equity Note [Line Items]
Common Stock, shares authorized												100,000,000	100,000,000	100,000,000
Share price	$ 9.25
Exercise price													$ 10.00
Expected term						5 years								6 years
Expected volatility rate						65.80%								133.00%
Risk free interest rate						1.20%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,111,111				555,555
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 9.00	$ 9.00			$ 10.00							$ 1.1485
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross											374,150		149,200	0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total												$ 791,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition												1 year 8 months 16 days	1 year 6 months 11 days
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price												$ 9.71	$ 4.78	$ 5.97
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value													$ 3.92	$ 0
Stock Issued During Period, Value, New Issues														$ 4,999,995
Debt Conversion, Converted Instrument, Shares Issued				499,000
Interest Rate of From Notice of Redemption													10.00%
Preferred Stock, Redemption Amount			$ 60,000,000										$ 60,000,000
Warrant Expiration Term		5 years				5 years
Noncash Or Part Noncash Valuations of Warrant Liability Issued													2,922,222
Temporary Equity, Carrying Amount, Attributable to Parent					$ 7,077,778
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term						5 years								6 years
Proceeds from Warrant Exercises													172,000
Reclassification Of Derivative Liability To Equity					$ 1,177,778								$ 1,177,778	$ 0
Debt Instrument, Convertible, Conversion Price				$ 10.00
Stock Issued During Period, Shares, Exercise of Warrants													150,000
Gain (Loss) on Extinguishment of Debt													$ 0	$ (266,366)
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares								275,000
Cash Acquired from Acquisition								$ 1,512,500
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned								$ 200,000
Common Stock Shares Outstanding												6,033,518	6,033,518	5,876,852
Conversion Agreement [Member]
Stockholders Equity Note [Line Items]
Restricted shares granted to agent									275,000
Stock Issued During Period, Shares, New Issues									275,000
Shares Issued, Price Per Share									$ 10
Rights to Purchase of Common Stock									300,000
Interest Payable									$ 47,112
Long-term Debt, Gross									$ 2,000,000
Conversion Agreement [Member] | Anti Dilution Adjustments [Member]
Stockholders Equity Note [Line Items]
Restricted shares granted to agent									200,000
Stock Issued During Period, Shares, New Issues									200,000
Shares Issued, Price Per Share									$ 20
NNA [Member]
Stockholders Equity Note [Line Items]
Share price									$ 6.00
Debt Conversion, Converted Instrument, Shares Issued									600,000
Debt Conversion, Converted Instrument, Amount									$ 3,060,000
Debt Instrument, Convertible, Discount Percentage									15.00%
Conversion Of Warrants And Convertible Note									$ 1,624,029
Debt Instrument, Convertible, Conversion Price									$ 5.10
Debt Instrument, Convertible, Terms of Conversion Feature									482,904
Debt Conversion, Original Debt, Amount									$ 1,124,000
Gains (Losses) on Restructuring of Debt									171,000
Gain (Loss) on Extinguishment of Debt			$ 266,000						$ 266,000
Southern California Heart Centers, A Medical Corporation [Member]
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													9.00
Proceeds from Issuance of Preferred Stock and Preference Stock													$ 5,000,000
Series A Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Restricted shares granted to agent			1,111,111											0
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 9.00
Stock Issued During Period, Value, New Issues														$ 0
Preferred Stock, Liquidation Preference Per Share			$ 9.00
Preferred Stock, Redemption Amount													10,000,000
Stock Issued During Period, Shares, New Issues			1,111,111											0
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants, Total													$ 0	$ 10,000,000
Stock Issued During Period, Shares, Exercise of Warrants													0
Preferred Stock, Conversion Basis												The Series A Preferred Stock is convertible into Common Stock, at the option of NMM, at any time after issuance at an initial conversion rate of one-for-one, subject to adjustment in the event of stock dividends, stock splits and certain other similar transactions. The Series A Preferred Stock is mandatorily convertible not sooner than the earlier to occur of (i) the later of (x) January 31, 2017 or (y) 60 days after the date on which the Company files its quarterly report on Form 10-Q for the period ending September 30, 2016, or (ii) the date on which the Company receives the written, irrevocable decision of NMM not to require a redemption of the Series A Preferred Stock, if the Company receive aggregate gross proceeds of not less than $5,000,000 in one or more transactions for the sale of the Companys equity or convertible securities (other than transactions with NMM). The Company has not received at least $5,000,000 in one or more transactions for the sale of its equity or convertible securities to parties other than NMM.
Preferred Stock Shares Authorized												5,000,000	5,000,000
Preferred Stock, Shares Issued												1,111,111	1,111,111
Preferred Stock, Shares Outstanding												1,111,111	1,111,111
Series B Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Restricted shares granted to agent						555,555								555,555
Expected term													5 years
Expected volatility rate													65.80%
Risk free interest rate													1.20%
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 10.00
Stock Issued During Period, Value, New Issues						$ 4,999,995								$ 3,884,745
Preferred Stock, Liquidation Preference Per Share						$ 9.00
Stock Issued During Period, Shares, New Issues						555,555								555,555
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term													5 years
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants, Total						$ 3,884,745							$ 0	$ 4,999,995
Stock Issued During Period, Shares, Exercise of Warrants													0
Preferred Stock, Conversion Basis												(i) at the option of NMM or (ii) mandatorily at any time prior to and including March 30, 2021, if the Company receives aggregate gross proceeds of not less than $5,000,000 in one or more transactions for the sale of the Companys equity or convertible securities (other than transactions with NMM), at an initial conversion rate of one-for-one, subject to adjustment in the event of stock dividends, stock splits and certain other similar transactions. The Company has not received at least $5,000,000 in one or more transactions for the sale of its equity or convertible securities to parties other than NMM.
Preferred Stock Shares Authorized												5,000,000	5,000,000	5,000,000
Preferred Stock, Shares Issued												555,555	555,555	555,555
Preferred Stock, Shares Outstanding												555,555	555,555	555,555
Private Placement
Stockholders Equity Note [Line Items]
Restricted shares granted to agent			1,111,111
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 9.00
Stock Issued During Period, Value, New Issues			$ 10,000,000
Preferred Stock, Liquidation Preference Per Share			$ 9.00
Stock Issued During Period, Shares, New Issues			1,111,111
Series B Warrants [Member]
Stockholders Equity Note [Line Items]
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants, Total						$ 1,115,250
Warrant [Member] | Conversion Agreement [Member]
Stockholders Equity Note [Line Items]
Restricted shares granted to agent									325,000
Stock Issued During Period, Shares, New Issues									325,000
Maximum
Stockholders Equity Note [Line Items]
Expected term													6 years
Expected volatility rate													136.04%
Risk free interest rate													1.06%	1.94%
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price											$ 6.37		$ 6.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term													6 years
Minimum
Stockholders Equity Note [Line Items]
Expected term													4 years 7 months 6 days
Expected volatility rate													126.42%
Risk free interest rate													0.75%	1.31%
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price											$ 5.79		$ 4.50
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term													4 years 7 months 6 days
9% Senior Subordinated Convertible Notes due February 15, 2016
Stockholders Equity Note [Line Items]
Convertible notes, interest rate							9.00%						9.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													82,500
Debt Conversion, Converted Instrument, Shares Issued							138,463						138,463
Interest Payable													$ 554,000
Debt Instrument, Convertible, Conversion Price													$ 4.50
Debt Instrument, Maturity Date							Feb. 15, 2016
Debt Conversion, Original Debt, Amount							$ 553,851
Directors
Stockholders Equity Note [Line Items]
Share price	$ 9.25
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	80,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 10.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 572,000
Directors | Maximum
Stockholders Equity Note [Line Items]
Expected term	6 years
Expected volatility rate	134.83%
Risk free interest rate	2.09%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 years
Directors | Minimum
Stockholders Equity Note [Line Items]
Expected term	3 years
Expected volatility rate	109.95%
Risk free interest rate	1.53%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years
2010 Equity Incentive Plan
Stockholders Equity Note [Line Items]
Issuance of common stock for services (shares)													500,000
2012 Equity Incentive Plan
Stockholders Equity Note [Line Items]
Equity incentive plan, additional shares authorized for issuance										9,000,000
2013 Equity Incentive Plan
Stockholders Equity Note [Line Items]
Equity incentive plan, shares authorized for issuance																500,000
2015 Equity Incentive Plan
Stockholders Equity Note [Line Items]
Equity incentive plan, shares authorized for issuance												942,000	1,023,600		1,500,000
MEZZANINE [Member] | Series A Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Temporary Equity, Carrying Amount, Attributable to Parent													$ 0	$ 7,077,778
Preferred Stock Shares Authorized														5,000,000
Preferred Stock, Shares Issued														1,111,111
Preferred Stock, Shares Outstanding														1,111,111